BONDS AND NOTES ISSUED, Maturity Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 14,373,760	S/ 16,851,889
Up to 3 Months [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	174,341	128,442
From 3 Months to 1 Year [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	3,660,915	3,671,142
From 1 to 3 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	4,728,629	7,184,334
From 3 to 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	159,754	388,396
More than 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 5,650,121	S/ 5,479,575